Equity Method Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PTC [Member] USD ($)	Dec. 31, 2014 PTC [Member] CNY
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit	$ 2,242	13,911	13,470	1,790	$ 17,268	107,139
Cash distribution from an equity investee	$ 3,543	21,984	24,714		$ 3,032	18,812